Restructuring Charges - Restructuring Charges Less Releases Recorded in Liabilities Per Line Item in Statement of Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	$ 6	$ 99	$ 58
Cost of Goods Sold [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring charges		18	24
Selling, General and Administrative [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	7	59	15
Research and Development [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	$ (1)	$ 22	$ 19